Business Segments (Tables)	3 Months Ended
Mar. 31, 2022
Segment Reporting [Abstract]
Schedule of revenues and cost of goods sold from operation
	Revenues		Cost of Sales
	For the Three Months Ended		For the Three Months Ended
	March 31,	March 31,	March 31,	March 31,
	2022	2021	2022	2021
Fertilizer sales	$1,545,208	$1,384,814	$871,690	$803,229
Logistic	754,867	184,154	318,582	97,523
Others	-	119	-	89
Total	$2,300,075	$1,569,087	$1,190,272	$900,841